SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

11.SHAREHOLDERS’ EQUITY

Share offer

In July 2025, the Company completed its share offer of an aggregate of 34,500,000 Class A ordinary shares at an offer price of HK$66.00 per share, comprising a Hong Kong public offering of 10,350,000 shares and an international offering of 24,150,000 shares. Net proceeds from this share offer, after deducting underwriting commissions and other offering expenses, were approximately HK$2.2 billion.

Share repurchase programs

In March 2023, the Company’s board of directors (“the Board”) authorized a share repurchase program under which the Company may repurchase up to US$150 million of its shares (including in the form of American depositary shares (“ADSs”)) over the following 12 months. In March 2024, the Board authorized a share repurchase program under which the Company may repurchase up to US$200 million of its shares (including in the form of ADSs) over the following 12 months. In August 2024, the Board authorized a share repurchase program under which the Company may repurchase up to US$150 million of its shares (including in the form of ADSs) over the following 12 months.

In August 2025, the Board approved amendments to the share repurchase program adopted in August 2024, extending the program for a 12-month period through August 28, 2026 and authorizing repurchases of up to US$250 million of the Company’s shares (including in the form of ADSs). In March 2026, the Board approved amendments to the existing share repurchase program, increasing the total authorization under the program to repurchase up to US$400 million of the Company’s shares (including in the form of ADSs) over the extended term of the program through August 28, 2027.

The Company repurchased 3,530,912, 32,473,978 and 1,017,496 Class A ordinary shares on the open market for approximately US$26.0 million, US$228.8 million and US$10.2 million during the years ended December 31, 2023, 2024 and 2025, respectively. The repurchased ordinary shares were accounted for using the cost method, and recorded as treasury shares as a component of the shareholders’ equity.

11.SHAREHOLDERS’ EQUITY (CONTINUED)

Dividends

On November 14, 2023, the Board approved a special cash dividend of US$0.09 per ordinary share, or US$0.18 per ADS. The aggregate amount of the special dividend was approximately US$79.2 million, which was fully paid in December 2023. Dividends are recognized when declared. No dividend was declared during the year ended December 31, 2024.

On August 20, 2025, the Board approved an annual cash dividend of US$0.084 per ordinary share, or US$0.168 per ADS. The aggregate amount of the dividend was approximately US$77.9 million, which was fully paid in October 2025.